Valuation and qualifying accounts (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	€ 231	€ 152	€ 251
Charges to Earnings	580	2,275	1,749
Deductions	(561)	(2,196)	(1,848)
Balance at End of Period	€ 250	€ 231	€ 152